Annual Total Returns - BLACKROCK MANAGED INCOME FUND (INSTITUTIONAL SHARES, INVESTOR C SHARES and INVESTOR A SHARES) [BarChart] - Investor A, C and Institutional - BLACKROCK MANAGED INCOME FUND - Investor A Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	21.60%
Annual Return 2012	10.81%
Annual Return 2013	(6.33%)
Annual Return 2014	6.68%
Annual Return 2015	(1.48%)
Annual Return 2016	9.33%
Annual Return 2017	5.03%
Annual Return 2018	(0.82%)
Annual Return 2019	9.36%
Annual Return 2020	5.51%